Supplemental guarantor financial information (Condensed consolidated balance sheet - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents		$ 1,659,669		$ 2,035,447	$ 2,403,098	$ 1,490,369
Restricted cash		364,456		329,180
Flight equipment held for operating leases, net		32,396,827		31,501,973	32,219,494
Maintenance rights intangible and lease premium, net		1,501,858		2,167,925
Flight equipment held for sale		630,789		107,392
Net investment in finance and sales-type leases		995,689		755,882
Prepayments on flight equipment		2,930,303		3,265,979	3,300,426
Other assets		979,930		779,206
Total Assets		42,040,144		41,620,453
Liabilities and Equity
Debt		28,420,739		27,716,999
Total Liabilities		33,401,330		33,038,189
Total AerCap Holdings N.V. shareholders’ equity		8,579,710		8,524,447
Non-controlling interest		59,104		57,817
Total Equity		8,638,814		8,582,264	8,425,809	7,942,548
Total Liabilities and Equity		42,040,144		41,620,453
AGAT/AICDC Notes
Assets
Cash and cash equivalents		1,660,000		2,035,000	2,403,000	1,490,000
Restricted cash		364,000		329,000
Flight equipment held for operating leases, net		32,397,000		31,502,000
Maintenance rights intangible and lease premium, net		1,502,000		2,168,000
Flight equipment held for sale		631,000		107,000
Net investment in finance and sales-type leases		996,000		757,000
Prepayments on flight equipment		2,930,000		3,266,000
Investments including investments in subsidiaries		122,000		119,000
Intercompany receivables		0		0
Other assets		1,438,000		1,337,000
Total Assets		42,040,000		41,620,000
Liabilities and Equity
Debt		28,421,000		27,717,000
Intercompany payables		0		0
Other liabilities		4,980,000		5,321,000
Total Liabilities		33,401,000		33,038,000
Total AerCap Holdings N.V. shareholders’ equity		8,580,000		8,524,000
Non-controlling interest		59,000		58,000
Total Equity		8,639,000		8,582,000
Total Liabilities and Equity		42,040,000		41,620,000
Eliminations | AGAT/AICDC Notes
Assets
Cash and cash equivalents		0		0	0	0
Restricted cash		0		0
Flight equipment held for operating leases, net		0		0
Maintenance rights intangible and lease premium, net		0		0
Flight equipment held for sale		0		0
Net investment in finance and sales-type leases		0		0
Prepayments on flight equipment		0		0
Investments including investments in subsidiaries		(24,405,000)		(22,374,000)
Intercompany receivables		(29,973,000)		(27,098,000)
Other assets		0		(168,000)
Total Assets		(54,378,000)		(49,640,000)
Liabilities and Equity
Debt		0		0
Intercompany payables		(29,973,000)		(27,098,000)
Other liabilities		0		(168,000)
Total Liabilities		(29,973,000)		(27,266,000)
Total AerCap Holdings N.V. shareholders’ equity		(24,405,000)		(22,374,000)
Non-controlling interest		0		0
Total Equity		(24,405,000)		(22,374,000)
Total Liabilities and Equity		(54,378,000)		(49,640,000)
AerCap Holdings N.V. | AGAT/AICDC Notes
Assets
Cash and cash equivalents		21,000		4,000	14,000	7,000
Restricted cash		0		0
Flight equipment held for operating leases, net		0		0
Maintenance rights intangible and lease premium, net		0		0
Flight equipment held for sale		0		0
Net investment in finance and sales-type leases		0		0
Prepayments on flight equipment		0		0
Investments including investments in subsidiaries		9,632,000		9,310,000
Intercompany receivables		128,000		106,000
Other assets		96,000		104,000
Total Assets		9,877,000		9,524,000
Liabilities and Equity
Debt		0		0
Intercompany payables		1,276,000		978,000
Other liabilities		22,000		22,000
Total Liabilities		1,298,000		1,000,000
Total AerCap Holdings N.V. shareholders’ equity		8,579,000		8,524,000
Non-controlling interest		0		0
Total Equity		8,579,000		8,524,000
Total Liabilities and Equity		9,877,000		9,524,000
AerCap Global Aviation Trust | AGAT/AICDC Notes
Assets
Cash and cash equivalents		222,000		829,000	769,000	225,000
Restricted cash		0		0
Flight equipment held for operating leases, net		10,461,000		11,012,000
Maintenance rights intangible and lease premium, net		758,000		1,190,000
Flight equipment held for sale		168,000		28,000
Net investment in finance and sales-type leases		520,000		437,000
Prepayments on flight equipment		2,340,000		3,006,000
Investments including investments in subsidiaries		1,066,000		874,000
Intercompany receivables		14,495,000		12,639,000
Other assets		603,000		538,000
Total Assets		30,633,000		30,553,000
Liabilities and Equity
Debt		17,098,000		17,316,000
Intercompany payables		3,527,000		3,726,000
Other liabilities		1,950,000		2,241,000
Total Liabilities		22,575,000		23,283,000
Total AerCap Holdings N.V. shareholders’ equity		8,058,000		7,270,000
Non-controlling interest		0		0
Total Equity		8,058,000		7,270,000
Total Liabilities and Equity		30,633,000		30,553,000
AerCap Ireland Capital Designated Activity Company | AGAT/AICDC Notes
Assets
Cash and cash equivalents		14,000		64,000	62,000	14,000
Restricted cash		0		0
Flight equipment held for operating leases, net		0		0
Maintenance rights intangible and lease premium, net		0		0
Flight equipment held for sale		0		0
Net investment in finance and sales-type leases		0		0
Prepayments on flight equipment		0		0
Investments including investments in subsidiaries		8,037,000		7,249,000
Intercompany receivables		80,000		1,000
Other assets		85,000		60,000
Total Assets		8,216,000		7,374,000
Liabilities and Equity
Debt		398,000		0
Intercompany payables		4,875,000		5,057,000
Other liabilities		0		11,000
Total Liabilities		5,273,000		5,068,000
Total AerCap Holdings N.V. shareholders’ equity		2,943,000		2,306,000
Non-controlling interest		0		0
Total Equity		2,943,000		2,306,000
Total Liabilities and Equity		8,216,000		7,374,000
Guarantors | AGAT/AICDC Notes
Assets
Cash and cash equivalents	[1]	1,227,000		931,000	1,366,000	1,006,000
Restricted cash	[1]	10,000		9,000
Flight equipment held for operating leases, net	[1]	1,959,000		1,299,000
Maintenance rights intangible and lease premium, net	[1]	35,000		52,000
Flight equipment held for sale	[1]	0		0
Net investment in finance and sales-type leases	[1]	193,000		166,000
Prepayments on flight equipment	[1]	4,000		5,000
Investments including investments in subsidiaries	[1]	5,670,000		4,941,000
Intercompany receivables	[1]	9,989,000		8,405,000
Other assets	[1]	366,000		632,000
Total Assets		19,453,000	[1]	16,440,000
Liabilities and Equity
Debt	[1]	24,000		340,000
Intercompany payables	[1]	9,202,000		7,067,000
Other liabilities	[1]	471,000		448,000
Total Liabilities	[1]	9,697,000		7,855,000
Total AerCap Holdings N.V. shareholders’ equity	[1]	9,684,000		8,509,000
Non-controlling interest	[1]	72,000		76,000
Total Equity	[1]	9,756,000		8,585,000
Total Liabilities and Equity	[1]	19,453,000		16,440,000
Non- Guarantors | AGAT/AICDC Notes
Assets
Cash and cash equivalents		176,000		207,000	$ 192,000	$ 238,000
Restricted cash		354,000		320,000
Flight equipment held for operating leases, net		19,977,000		19,191,000
Maintenance rights intangible and lease premium, net		709,000		926,000
Flight equipment held for sale		463,000		79,000
Net investment in finance and sales-type leases		283,000		154,000
Prepayments on flight equipment		586,000		255,000
Investments including investments in subsidiaries		122,000		119,000
Intercompany receivables		5,281,000		5,947,000
Other assets		288,000		171,000
Total Assets		28,239,000		27,369,000
Liabilities and Equity
Debt		10,901,000		10,061,000
Intercompany payables		11,093,000		10,270,000
Other liabilities		2,537,000		2,767,000
Total Liabilities		24,531,000		23,098,000
Total AerCap Holdings N.V. shareholders’ equity		3,721,000		4,289,000
Non-controlling interest		(13,000)		(18,000)
Total Equity		3,708,000		4,271,000
Total Liabilities and Equity		$ 28,239,000		$ 27,369,000

[1]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.